Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Operating activities
Net income	$ 7,118	$ 12,907	$ 62,277	$ 53,846	$ 72,607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	23,671	8,257	34,862	30,294	30,415
Stock-based compensation	7,179	2,348	9,936	7,422	9,266
Certain interest expense and other financing costs	2,425	271	(1,450)	816	(1,541)
Loss/(Gain) on sale of fixed assets	(300)	(126)	(1,107)	(1,323)	(1,487)
Deferred income taxes	(333)	47	17,634	3,078	4,416
Other	426	(64)	263	129	0
Changes in assets and liabilities, net of the effects of businesses acquired:
Accounts receivable	95,715	99,643	(33,251)	(32,984)	(22,790)
Inventories	43,514	(861)	(9,203)	(50,846)	(16,033)
Prepaid expenses and other assets	(1,773)	(1,369)	(17,119)	(4,790)	8,343
Accounts payable and accrued expenses	(132,967)	(80,864)	46,498	49,855	(4,703)
Net cash provided by operating activities	44,675	40,189	109,340	55,497	78,493
Investing activities
Purchases of property and equipment	(2,153)	(3,138)	(20,802)	(37,239)	(26,120)
Acquisition of businesses	(941,156)	(69,746)	(85,301)	(1,514)	(64,606)
Proceeds from sales of assets	229	115	1,389	1,437	1,235
Net cash used in investing activities	(943,080)	(72,769)	(104,714)	(37,316)	(89,491)
Financing activities
Borrowings under revolving lines of credit	890,128	147,507	560,634	497,500	455,576
Repayments under revolving lines of credit	(549,378)	(142,440)	(566,007)	(525,126)	(449,280)
Borrowings under term loan	450,000	0
Repayments under term loan	(186,750)	(2,812)
Repayments under equipment financing facilities and other	(1,367)	(1,412)	(5,553)	(5,009)	(4,549)
Borrowings under Senior Notes	300,000	0	0	0	0
Payment of deferred financing costs	(27,813)	0
Proceeds from exercise of options	8,984	662	7,943	7,680	18,579
Excess tax benefit from stock-based compensation	1,501	53	1,526	1,030	4,944
Repayments under senior term loan			(11,250)	(11,250)	(11,250)
Borrowings under equipment financing facilities and other			0	25,377	3,993
Net cash provided by financing activities	885,305	1,558	(12,707)	(9,798)	18,013
Effect of exchange rate changes on cash	(351)	(113)	(730)	(938)	(193)
Net decrease in cash and cash equivalents	(13,451)	(31,135)	(8,811)	7,445	6,822
Cash and cash equivalents, beginning of period	45,661	54,472	54,472	47,027	40,205
Cash and cash equivalents, end of period	32,210	23,337	45,661	54,472	47,027
Cash paid during the period for:
Interest	10,827	2,624	8,276	9,312	12,012
Income taxes, net of refunds	$ 7,621	$ 8,144	$ 23,198	$ 23,478	$ 29,680